PRIVATE PLACEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4 - PRIVATE PLACEMENT

Simultaneously with the consummation of the Initial Public Offering on April 24, 2025 and the sale of the Public Units, the Company consummated the Private Placement of Private Placement Warrants. The Prior Sponsor, CCM and Clear Street purchased an aggregate of 7,568,750 warrants, each exercisable to purchase one Class A ordinary share at $11.50 per share, at a price of $1.00 per warrant, or $7,568,750. CCM and Clear Street purchased an aggregate of 2,868,750 Private Placement Warrants and the Prior Sponsor purchased 4,700,000 Private Placement Warrants (including the 4,100,000 NMSI Private Placement Warrants). Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants was placed in the Trust Account with the net proceeds from the Initial Public Offering. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants will expire worthless. The Private Placement Warrants (including the TVA III Class A Ordinary Shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of an initial Business Combination, subject to certain exceptions (see Note 8).

NOTE 4 - PRIVATE PLACEMENT

Simultaneously with the consummation of the Initial Public Offering on April 24, 2025 and the sale of the Units, the Company consummated the Private Placement of Private Placement Warrants. The Prior Sponsor, CCM and Clear Street purchased an aggregate of 7,568,750 warrants, each exercisable to purchase one Class A ordinary share at $11.50 per share, at a price of $1.00 per warrant, or $7,568,750. CCM and Clear Street purchased an aggregate of 2,868,750 Private Placement Warrants and the Prior Sponsor purchased 4,700,000 Private Placement Warrants (including the 4,100,000 NMSI Private Placement Warrants). Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants was placed in the Trust Account with the net proceeds from the Initial Public Offering. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants will expire worthless. The Private Placement Warrants (including the TVA III Class A Ordinary Shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of an initial Business Combination, subject to certain exceptions (see Note 8).